LIQUIDITY AND PROFITABILITY (Details)					3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2016 USD ($)	Jun. 18, 2016 USD ($)	Feb. 12, 2016 USD ($) building	Jul. 29, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) building $ / shares	Dec. 31, 2014 USD ($)	Mar. 29, 2016 USD ($)	Mar. 24, 2016 USD ($)	Jul. 30, 2015 USD ($) $ / shares	Jul. 21, 2015 $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Nov. 07, 2012 $ / shares	Jul. 31, 2012 USD ($)	Jul. 02, 2012 $ / shares
Management's plan for increasing liquidity and profitability
Cash and cash equivalents					$ 1,457,000			$ 2,720,000	$ 1,457,000	$ 4,275,000				$ 2,720,000	$ 10,735,000						$ 19,374,000
Restricted cash and investments					$ 5,478,000			12,727,000	5,478,000					$ 12,727,000	8,777,000
Number of listing agreements | building														3
Annual rent, per agreement														$ 25,226,000
Proceeds from Issuance of Other Long-term Debt	$ 3,700,000
Income taxes									3,000	20,000				8,000	33,000
Amortization of deferred financing costs									$ 614,000	949,000				1,149,000	2,122,000
Fixed interest rate (as a percent)																				8.00%
Number of shares issued | shares					106,796	43,204	186,905		336,905
Proceeds from preferred stock issuances									$ 6,790,000	$ 29,727,000				34,323,000	0
Principal amount of the debt instrument																				$ 6,400,000
Total indebtedness					$ 115,503,000			122,759,000	115,503,000					122,759,000	151,359,000
Current portion of debt, including debt of held for sale								51,900,000						51,900,000
Notes payable								958,000						958,000	5,197,000
Debt, current					19,164,000			50,960,000	19,164,000					50,960,000	$ 22,012,000
Debt instruments, maturities maturing in one and two fiscal years					60,200,000			64,500,000	60,200,000					64,500,000
Expected disbursements						$ (700,000)
Debt repayment during the next 12 months								51,918,000						51,918,000
Operating Lease, Rent Revenue, Property Under Rectification		$ 1							$ 1
Operating Lease, Rent Revenue, Period for Discounted Rent		5 months							5 months
Operating Lease, Rent Revenue, Period for Dollar One Rent, Monthly		3 months
Operating Lease, Rent Revenue, Period for Dollar One Rent		3 months							3 months
Operating Lease, Rent Revenue, Discount, Percentage		50.00%							50.00%
Short-term Debt					51,200,000				$ 51,200,000
Convertible Debt					7,700,000				7,700,000
Deferred Finance Costs, Gross					200,000				200,000
Forecast
Management's plan for increasing liquidity and profitability
Repayments of Short-term Debt												$ 900,000
Repayments of Other Debt												700,000
Amortization of deferred financing costs												$ 1,400,000
Expected disbursements											$ (43,500,000)		$ (46,400,000)
Debt repayments of principal in next 12 months, amortization							$ 3,100,000
Anticipated proceeds from debt refinancing							38,500,000				$ 8,300,000
Forecast | Restricted Cash
Management's plan for increasing liquidity and profitability
Debt repayment during the next 12 months							5,500,000
Senior Debt, Bond and Mortgage Indebtedness
Management's plan for increasing liquidity and profitability
Notes payable								958,000						958,000
Disposal Group Including Discontinued Operation, Debt Payable, Current					32,000,000				32,000,000
Revolver Debt, Bonds and Mortgage Indebtedness
Management's plan for increasing liquidity and profitability
Long-term Debt					11,500,000				11,500,000
Debt, current					$ 9,200,000			9,200,000	$ 9,200,000					9,200,000
Debt instruments, maturities maturing in one and two fiscal years								$ 51,100,000						$ 51,100,000
Convertible debt issued in 2012
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)																		10.00%						8.00%
Periodic payment of principal				$ 4,800,000
Principal amount of the debt instrument																		$ 1,500,000.0
Conversion price (in dollars per share) | $ / shares								$ 3.97						$ 3.97				$ 4.25						$ 3.97
Total indebtedness																							$ 7,500,000
Short Term Vendor Notes | Forecast
Management's plan for increasing liquidity and profitability
Debt repayments of principal in next 12 months, amortization							1,400,000
Other Debt Instruments | Forecast
Management's plan for increasing liquidity and profitability
Debt repayment during the next 12 months							$ 700,000
Redeemable Preferred Stock
Management's plan for increasing liquidity and profitability
Preferred stock, agreement to sell shares (up to) | shares																			800,000
Fixed interest rate (as a percent)																			10.875%
Liquidation preference per share (in dollars per share) | $ / shares																			$ 25.00
Series A Preferred Stock
Management's plan for increasing liquidity and profitability
Preferred stock, agreement to sell shares (up to) | shares																			800,000
Liquidation preference per share (in dollars per share) | $ / shares																						$ 25
Number of shares issued | shares					106,796			313,695	650,600
Proceeds from preferred stock issuances					$ 2,200,000			$ 6,700,000	$ 13,500,000					$ 6,700,000
Subsequent Event
Management's plan for increasing liquidity and profitability
Number of listing agreements | building			2
Proceeds from sale of real estate			$ 300,000
Commitment for refinance, amount																	$ 25,400,000
Debt Instrument, Commitment to Increase the Current Maturities, Amount																$ 5,000,000	$ 9,100,000
Discontinued Operations, Held-for-sale or Disposed of by Sale
Management's plan for increasing liquidity and profitability
Deferred Finance Costs, Net					200,000			$ 0	200,000					$ 0
Discontinued Operations, Held-for-sale or Disposed of by Sale | Senior Debt, Bond and Mortgage Indebtedness
Management's plan for increasing liquidity and profitability
Disposal Group Including Discontinued Operation, Debt Payable, Current					32,200,000				32,200,000
Arkansas
Management's plan for increasing liquidity and profitability
Long-term Debt					28,400,000				28,400,000
Income taxes									400,000
Deferred Finance Costs, Net					$ 3,000,000				3,000,000
Gain (Loss) on Sale of Properties, Anticipated									23,000,000
Oceanside (a)
Management's plan for increasing liquidity and profitability
Annual rent, per agreement									$ 400,000